Employee benefits - Pension and other post-employment benefits (Tables)	6 Months Ended
Apr. 30, 2021
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Summary of Composition of Pension and Other Post-Employment Benefit Expense
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Current service costs	$90	$91	$11	$12
Net interest expense (income)	2	5	14	15
Remeasurements of other long term benefits	–	–	(11)	–
Administrative expense	3	5	–	–
Defined benefit pension expense	95	101	14	27
Defined contribution pension expense	57	55	–	–
	$152	$156	$14	$27

	For the six months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Current service costs	$180	$183	$22	$23
Net interest expense (income)	4	10	28	30
Remeasurements of other long term benefits	–	–	(10)	4
Administrative expense	6	9	–	–
Defined benefit pension expense	190	202	40	57
Defined contribution pension expense	123	118	–	–
	$313	$320	$40	$57

Summary of Composition of Remeasurements Recorded in OCI related to pension and other post employment benefit plans
Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(1,380)	$(1,009)	$(113)	$(95)
Experience adjustments	–	–	(3)	(2)
Return on plan assets (excluding interest based on discount rate)	227	484	–	–
	$(1,153)	$(525)	$(116)	$(97)

	For the six months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(1,392)	$38	$(135)	$1
Experience adjustments	–	–	(3)	(2)
Return on plan assets (excluding interest based on discount rate)	(797)	(23)	–	–
	$(2,189)	$15	$(138)	$(1)

(1)	Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.
(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.